SUPPLEMENTAL INFORMATION - NATURAL GAS AND CRUDE OIL PROPERTIES Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves (Unaudited) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future Estimated Cash Flows	$ 7,529,292	$ 6,415,255	$ 4,361,095
Future Estimated Production Costs	(1,690,453)	(1,704,645)	(1,418,044)
Future Estimated Development Costs	(1,852,177)	(1,474,137)	(1,119,604)
Future Estimated Income Tax Expense	(1,230,294)	(946,849)	(508,805)
Future Net Cash Flows	2,756,368	2,289,624	1,314,642
10% Annual Discount for Estimated Timing of Cash Flows	(1,587,871)	(1,348,415)	(826,224)
Standardized Measure of Disconted Future Estimated Net Cash Flows	$ 1,168,497	$ 941,209	$ 488,418